Gain on Disposal of Subsidiaries - Schedule of Net Assets of the Entities Disposed and Loss on Disposal (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Net Assets of the Entities Disposed and Loss on Disposal [Line Items]
Total assets	$ 3,593,849
Total liabilities	9,286,062
Total net liabilities	(5,692,213)
Total accumulated other comprehensive income	239,763
Loss from discontinued operations	21,946
Subtotal	(5,430,504)
Total consideration	1,500,000
Total gain on disposal of subsidiaries	6,930,504
Hong Kong Takung [Member]
Schedule of Net Assets of the Entities Disposed and Loss on Disposal [Line Items]
Total assets	3,593,849
Total liabilities	8,662,466
Total net liabilities	(5,068,617)
Total accumulated other comprehensive income	166,210
Loss from discontinued operations	6,555
Subtotal	(4,895,852)
Hong Kong MQ [Member]
Schedule of Net Assets of the Entities Disposed and Loss on Disposal [Line Items]
Total assets
Total liabilities	623,596
Total net liabilities	(623,596)
Total accumulated other comprehensive income	73,553
Loss from discontinued operations	15,391
Subtotal	$ (534,652)